Net Income Per Common Share - Summary of Net Income per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income applicable to controlling interests	$ 552	$ 833
Less: Preferred share dividends	(66)	(68)
Gain on redemption of preferred shares (note 25)	0
Net income applicable to common shares	$ 486	$ 769
Denominator:
Weighted average number of common shares outstanding (shares)	279.4	276.9
Dilutive equity instruments (shares)	0.3	0.5
Weighted average number of common shares outstanding - diluted (shares)	279.7	277.4
Basic net income (loss) per common share (per share)	$ 1.74	$ 2.78
Diluted net income (loss) per common share (per share)	$ 1.74	$ 2.77
Anti-dilutive share options excluded from diluted income per share (shares)	7.0	4.3